Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity File Number	333-201029
Entity Registrant Name	AMERICAN EDUCATION CENTER, INC.
Entity Central Index Key	0001626556
Entity Tax Identification Number	38-3941544
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	630 Fifth Ave
Entity Address, Address Line Two	Suite 2338
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(929)
Local Phone Number	923-2740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false